Advances to joint ventures (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 17,586	$ 18,952
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	9,100	9,800
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 8,500	$ 9,100